Derivatives - Not Designated as Hedging Instruments under ASC 815 (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Derivative [Line Items]
Forward contracts	$ 838	$ 1,639
Total Gain (Loss) on Derivative Instruments	(679)	(69)
Location of Gain (Loss) recognized on derivative [Member]
Derivative [Line Items]
Description of Location of Gain (Loss) on Interest Rate Derivative on Income Statement	Gain (Loss) on derivative instruments
Description of Location of Gain (Loss) on Foreign Currency Derivative in Financial Statements	Gain (Loss) on derivative instruments
Amount of Gain (Loss) recognized in income on derivative [Member]
Derivative [Line Items]
Interest rate swaps	(1,517)	(1,708)
Forward contracts	838	1,639
Total Gain (Loss) on Derivative Instruments	$ (679)	$ (69)